Document and Entity Information	Jun. 01, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	KALEYRA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38320
Entity Tax Identification Number	82-3027430
Entity Address, Address Line One	Via Marco D’Aviano, 2
Entity Address, City or Town	Milano MI
Entity Address, Country	IT
Entity Address, Postal Zip Code	20131
Country Region	39
City Area Code	02
Local Phone Number	288 5841
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The purpose of this report is to amend the Current Report on Form 8-K filed by Kaleyra, Inc., a Delaware corporation (the “Company”), with the Securities and Exchange Commission on June 7, 2021 (the “Original Report”), which reported the completion of the acquisition of Vivial Inc. (“Vivial”), and the business owned by Vivial known as mGage, on June 1, 2021 (the “mGage Acquisition”). This Amendment No. 1 to the Original Report (“Amendment No. 1”) amends and supplements the disclosure to include the financial statements and information required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). No other amendments to the Original Report are being made by this Amendment No. 1.
Amendment Flag	true
Entity Central Index Key	0001719489
Common Stock [Member]
Document Information [Line Items]
Title of Each Class	Common Stock, par value $0.0001 per share
Trading Symbol	KLR
Name of Each Exchange on Which Registered	NYSEAMER
Warrant [Member]
Document Information [Line Items]
Title of Each Class	Warrants, at an exercise price of $11.50 per share of Common Stock
Trading Symbol	KLR WS
Name of Each Exchange on Which Registered	NYSEAMER